Fair value measurements - Additional Information (Details) $ in Thousands		6 Months Ended		9 Months Ended
	Apr. 28, 2014	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Sep. 30, 2013	Oct. 01, 2015 USD ($)	Mar. 31, 2015 USD ($)
Derivative
Amount expected to be reclassified into earnings		$ (1,061)
Trading Symbol		SBLK
Interest Rate Swap A - fix forward floating interest rate for first tranche of Credit Agricole $70,000 Facility
Derivative
Maturity date			Aug. 09, 2018
Derivative Asset Notional Amount		$ 25,869	$ 26,840
Fixed rate, per annum			1.705%
Interest Rate Swap B - fix forward floating interest rate for second tranche of Credit Agricole $70,000 Facility
Derivative
Maturity date			Nov. 09, 2018
Derivative Asset Notional Amount		27,129	$ 28,628
Fixed rate, per annum			1.72%
Fix forward 50% of floating interest rate for the HSH Nordbank AG $35,000 Facility
Derivative
Number of interest rate derivatives held by the Company	2
Maturity date	Sep. 28, 2018
Derivative Asset Notional Amount		15,990
Fixed rate, per annum	1.765%
Goldman Sachs Swaps
Derivative
Number of interest rate derivatives held by the Company				5
Maturity date				Apr. 01, 2018
Derivative Asset Notional Amount		343,533			$ 461,264
Derivative lower fixed interest rate range				1.79%
Derivative higher fixed interest rate range				2.07%
Accumulated other comprehensive loss						$ 3,639
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Derivative
8.00% 2019 Notes fair value		$ 44,360
8.00% 2019 Notes
Derivative
Trading Symbol		SBLKL